Financial investments - Summary of investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer (Details) - 12 months ended Dec. 31, 2022
	CNY (¥)	USD ($)
Financial investments
Contribution	¥ 69,646,000	$ 10,097,721
Upward adjustment		0
Impairment	(8,874,750)	(1,286,718)
Exchange differences	169,000	24,503
Ending Balance	¥ 60,940,250	$ 8,835,506